Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of shares to be delivered, Senior management (Details) - Senior Management - shares
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	71,294
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	145,704	370,522
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	486,863	966,680
Deferred conditional variable remuneration plan and linked to objectives (2022)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	891,305	1,430,464
Deferred conditional variable remuneration plan and linked to objectives (2023)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	934,609	1,395,815
Deferred conditional variable remuneration plan and linked to objectives (2024)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	1,601,213	0